T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ARGENTINA 1.6%			CHILE 0.9%

Common Stocks 1.6%			Common Stocks 0.9%
MercadoLibre (USD) (1)	19,925	22,408	Banco Santander Chile, ADR
Tenaris, ADR (USD)	554,700	6,490	(USD)	905,942	15,501
Total Argentina			Total Chile
(Cost $17,157)		28,898	(Cost $21,023)		15,501

BELGIUM 0.7%			CHINA 34.4%

Common Stocks 0.7%			Common Stocks 29.8%
Anheuser-Busch InBev	242,054	13,144	Alibaba Group Holding, ADR
			(USD) (1)	581,684	146,014
Total Belgium			Anhui Conch Cement, H Shares
(Cost $21,785)		13,144	(HKD)	3,676,000	27,798
			Baidu, ADR (USD) (1)	83,400	9,958
BRAZIL 7.9%			China Mengniu Dairy (HKD)	8,224,000	38,591
Common Stocks 4.9%			China Merchants Bank, H
			Shares (HKD)	1,748,500	8,160
B3	1,469,300	17,959	China Resources Beer Holdings
Lojas Renner	1,394,145	10,976	(HKD)	2,402,000	16,704
Pagseguro Digital, Class A			CSPC Pharmaceutical Group
(USD)(1)	203,829	7,792	(HKD)	5,045,200	10,626
Porto Seguro	463,900	4,796	ENN Energy Holdings (HKD)	568,300	6,889
Raia Drogasil	922,183	22,050	Hengan International Group
StoneCo, Class A (USD) (1)	252,584	12,051	(HKD)	771,500	6,478
Suzano (1)	425,000	3,441	Ping An Insurance Group, H
			Shares (HKD)	4,121,000	43,482
XP, Class A (USD) (1)	185,229	8,613	Sino Biopharmaceutical (HKD)	8,205,000	10,719
		87,678	Sunny Optical Technology
Preferred Stocks 3.0%			Group (HKD)	469,200	8,811
			TAL Education Group, ADR
Banco Bradesco (2)	3,343,839	14,295	(USD) (1)	274,364	21,447
Itau Unibanco Holding (2)	7,362,943	37,968	Tencent Holdings (HKD)	2,274,700	156,040
		52,263	Tencent Music Entertainment
Total Brazil			Group, ADR (USD) (1)	468,400	7,560
(Cost $127,756)		139,941	Trip. com Group, ADR (USD) (1)	369,573	10,052
					529,329
			Common Stocks - China A Shares 4.6%
			Gree Electric Appliances of
			Zhuhai, A Shares (CNH)	1,542,600	12,548
			Hangzhou Hikvision Digital
			Technology, A Shares (3)	1,935,635	10,263

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hangzhou Hikvision Digital			Housing Development Finance	1,356,978	32,355
Technology, A Shares (CNH)	1,019,223	5,394	Infosys	1,896,198	24,426
Jiangsu Hengrui Medicine, A			Maruti Suzuki India	75,714	6,325
Shares (CNH)	415,600	5,614
Kweichow Moutai, A Shares (3)	68,513	16,478	Total India
			(Cost $70,202)		85,965
Kweichow Moutai, A Shares
(CNH)	23,971	5,755
Midea Group, A Shares (CNH)	884,962	9,073	INDONESIA 1.5%

Shanghai International Airport, A			Common Stocks 1.5%
Shares (CNH)	619,400	6,014
Yifeng Pharmacy Chain, A			Astra International	26,655,100	9,389
Shares (CNH)	892,500	11,026	Bank Central Asia	8,365,500	17,919

		82,165	Total Indonesia
			(Cost $22,883)		27,308
Total China
(Cost $328,762)		611,494
			KUWAIT 0.4%

CZECH REPUBLIC 0.3%			Common Stocks 0.4%

Common Stocks 0.3%			National Bank of Kuwait	2,536,938	6,640

Komercni banka (1)	216,247	5,016	Total Kuwait
			(Cost $7,296)		6,640
Total Czech Republic
(Cost $8,177)		5,016
			MEXICO 1.1%

HONG KONG 3.0%			Common Stocks 1.1%

Common Stocks 3.0%			Grupo Aeroportuario del
			Sureste, ADR (USD) (1)	65,967	6,586
AIA Group	5,141,800	46,363	Wal-Mart de Mexico	5,335,210	12,557
Hong Kong Exchanges &
Clearing	146,700	6,985	Total Mexico
			(Cost $21,320)		19,143
Total Hong Kong
(Cost $36,517)		53,348
			NETHERLANDS 0.4%

HUNGARY 0.8%			Common Stocks 0.4%

Common Stocks 0.8%			Prosus (1)	78,337	7,624

OTP Bank (1)	417,734	14,962	Total Netherlands
			(Cost $6,547)		7,624
Total Hungary
(Cost $16,744)		14,962
			PERU 1.5%

INDIA 4.8%			Common Stocks 1.5%

Common Stocks 4.8%			Credicorp (USD)	134,000	17,041

HDFC Bank (1)	1,654,151	22,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Southern Copper (USD)	235,100	10,276	SOUTH KOREA 12.9%
Total Peru
(Cost $36,065)		27,317	Common Stocks 11.8%
			LG Household & Health Care	46,426	53,545
PHILIPPINES 1.7%			NAVER	123,806	31,453
			Samsung Electronics	2,099,410	102,606
Common Stocks 1.7%			SK Hynix	306,653	21,471
SM Investments	1,104,937	20,174			209,075
Universal Robina	3,819,750	9,539
Total Philippines			Preferred Stocks 1.1%
(Cost $23,990)		29,713	Samsung Electronics (2)	455,381	19,020
					19,020
RUSSIA 4.9%			Total South Korea
			(Cost $124,287)		228,095
Common Stocks 4.9%
Mail. Ru Group, GDR (USD) (1)	354,937	9,365	TAIWAN 12.2%
Sberbank of Russia, ADR (USD)
(1)	4,488,244	53,259	Common Stocks 12.2%
X5 Retail Group, GDR (USD)	402,632	15,111	Largan Precision	273,000	35,623
Yandex, Class A (USD) (1)	162,500	9,350	President Chain Store	1,365,000	13,039
Total Russia			Taiwan Semiconductor
(Cost $76,250)		87,085	Manufacturing	10,434,219	151,855
			Uni-President Enterprises	3,970,470	9,691
SAUDI ARABIA 0.5%			Vanguard International
			Semiconductor	1,938,000	6,282
Common Stocks 0.5%
			Total Taiwan
Al Rajhi Bank	597,627	9,393	(Cost $103,241)		216,490
Total Saudi Arabia
(Cost $8,720)		9,393	THAILAND 1.9%

SOUTH AFRICA 3.1%			Common Stocks 1.9%
			Airports of Thailand	3,424,300	5,656
Common Stocks 3.1%			CP ALL (1)	12,640,800	27,530
Capitec Bank Holdings	89,443	4,628	Total Thailand
Clicks Group	629,248	8,397	(Cost $26,344)		33,186
FirstRand	3,878,193	8,833
Naspers, N Shares	76,200	13,865	TURKEY 0.4%
Sanlam	1,985,546	7,026
Shoprite Holdings	1,850,668	11,306	Common Stocks 0.4%
Total South Africa			BIM Birlesik Magazalar	644,970	6,585
(Cost $76,597)		54,055	Total Turkey
			(Cost $4,564)		6,585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
UNITED ARAB EMIRATES 1.2%			SHORT-TERM INVESTMENTS 1.7%

Common Stocks 1.2%			Money Market Funds 1.7%
First Abu Dhabi Bank	4,271,115	12,952	T. Rowe Price Government Reserve
Network International Holdings			Fund, 0.13% (4)(5)	29,677,347	29,677
(GBP) (1)	1,406,199	7,422	Total Short-Term Investments
Total United Arab Emirates			(Cost $29,677)		29,677
(Cost $21,070)		20,374
			Total Investments in Securities 99.8%
			(Cost $1,236,974)		$1,770,954
			Other Assets Less Liabilities 0.2%		4,384
			Net Assets 100%		$1,775,338

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	China A shares held through the QFII are subject to certain restrictions.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$385	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Government Reserve Fund	$57,811	¤	¤	$29,677	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $385 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,677.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$311,139	$ 1,358,855	$ —	$ 1,669,994
Preferred Stocks	—	71,283	—	71,283
Short-Term Investments	29,677	—	—	29,677
Total	$340,816	$ 1,430,138	$ —	$ 1,770,954